Related Parties - Changes of Number of Shares Granted (Detail) - Deferred stock plan [member] - Management - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share granted, beginning	66,664	133,332	702,260
Shares transferred to executives	(66,664)	(66,668)	(448,930)
Reclassification to assets held for sale			(119,998)
Share granted, ending	0	66,664	133,332